ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

August 5, 2025

James M. Forbes

T +1 617 235 4765

james.forbes@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Putnam ETF Trust (the “Trust”) Post-Effective Amendment No. 1 to Registration
Statement on Form N-14 (File No. 333-288406)

To Whom it May Concern:

We are filing today, on behalf of the Trust, a Post-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-14 (the “Registration Statement”) filed with the Securities and Exchange Commission (the “Commission”) on June 27, 2025. The Registration Statement relates to the proposed merger of each “Target Fund” listed in the table below with and into the corresponding “Acquiring ETF” listed in the table below, each Acquiring ETF a series of the Trust, as described in the Registration Statement. The Amendment is being filed for the purpose of responding to comments from the staff of the Commission and to make certain other changes.

Target Fund		Acquiring ETF

Putnam California Tax Exempt Income Fund	g	Franklin California Municipal Income ETF

Putnam Massachusetts Tax Exempt Income Fund	g	Franklin Massachusetts Municipal Income ETF

Putnam Minnesota Tax Exempt Income Fund	g	Franklin Minnesota Municipal Income ETF

Putnam New Jersey Tax Exempt Income Fund	g	Franklin New Jersey Municipal Income ETF

Putnam New York Tax Exempt Income Fund	g	Franklin New York Municipal Income ETF

Putnam Ohio Tax Exempt Income Fund	g	Franklin Ohio Municipal Income ETF

Putnam Pennsylvania Tax Exempt Income Fund	g	Franklin Pennsylvania Municipal Income ETF

Putnam Short-Term Municipal Income Fund	g	Franklin Short-Term Municipal Income ETF

Putnam Tax Exempt Income Fund	g	Franklin Municipal Income ETF

Putnam Tax-Free High Yield Fund	g	Franklin Municipal High Yield ETF

No registration fee is being paid at the time of filing because the Trust has previously elected, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

Please direct any questions regarding and/or comments on this filing to me at (617) 235-4765 or james.forbes@ropesgray.com. We would greatly appreciate receiving any comments you might have at your earliest convenience. Thank you for your attention to this matter.

Sincerely, /s/ James M. Forbes James M. Forbes cc: James E. Thomas James H. Schwab Venice Monagan